Related Party Transactions - Compensation of Key Management Personnel (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Amounts Incurred By Entity For Provision Of Key Management Personnel Services Provided By Separate Management Entities [Abstract]
Short-term employee benefits	$ 3,050	$ 3,073	$ 3,814
Post-employment benefits	114	179	102
Termination benefits			47
Total compensation paid to key management personnel	$ 3,164	$ 3,252	$ 3,963